6. Exploration and Evaluation Assets: Schedule of Movement Of The Company's EE Assets (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of Movement Of The Company's EE Assets
	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Balance, beginning of year	21,442,032	12,077,584	5,730,224
Exploration and evaluation expenditures	7,976,506	9,364,448	6,347,360
Disposal due to termination of Muskrat Dam Project	(2,805,780)	-	-
Balance, end of year	26,612,758	21,442,032	12,077,584